Stockholders' Equity - Schedule of Share-based Compensation, Stock Options, Activity (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Equity [Abstract]
Options Outstanding, Beginning Balance	111,400	125,400
Options Granted
Options Exercised
Options Expired or Cancelled	(34,900)	(14,000)
Options Outstanding, Ending Balance	76,500	111,400
Weighted Average Exercise Price, Beginning Balance	$ 28.46	$ 43.98
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired or Cancelled	29.99	85.00
Weighted Average Exercise Price, Ending Balance	$ 27.76	$ 28.46